S000084919 [Member] Investment Objectives and Goals - Barrow Hanley Credit Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY Barrow Hanley Credit Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Barrow Hanley Credit Opportunities Fund (the “Fund”) seeks to maximize total return, consistent with preservation of capital.